Note 18 - Share Capital - Schedule of Share Capital Reconciliation (Details) (Parentheticals) - Issued capital [member] - $ / shares	Oct. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Flow-through shares [member]
Statement Line Items [Line Items]
Share price (in CAD per share)		$ 0.77	$ 0.94
Units issued in Oct 2025 offering, flow-through one [member]
Statement Line Items [Line Items]
Share price (in CAD per share)	$ 1.21
Units issued in Oct 2025 offering, second flow-through [member]
Statement Line Items [Line Items]
Share price (in CAD per share)	$ 1